EATON VANCE SENIOR FLOATING-RATE TRUST
Supplement to Prospectus Supplement dated August 8, 2019 and Prospectus dated August 8, 2019

1. The following replaces “Summary of Trust Expenses” in the Trust’s Prospectus Supplement:

Summary of Trust Expenses

The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table reflects the issuance of preferred shares in an amount equal to 8.9% of the Trust’s total assets and borrowings in an amount equal to 25.8% of the Trust’s total assets (including the proceeds of all such leverage) and shows Trust expenses as a percentage of net assets attributable to Common Shares for the six months ended April 30, 2019.

Common Shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	1%(1)
Offering expenses (as a percentage of offering price)	None(2)
Dividend reinvestment plan fees	$5.00(3)
Annual expenses	Percentage of net assets attributable to Common Shares(4)
Investment advisory fee	1.16%(5)
Interest payments on borrowed funds	1.42%(6)
Other expenses	0.14%
Acquired Fund Fees and Expenses	0.04%(7)
Total annual Trust operating expenses	2.76%
Dividends on preferred shares	0.50%(6)
Total annual Trust operating expenses and dividends on preferred shares	3.26%

EXAMPLE

The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses of 3.26% of net assets attributable to Common Shares in years 1 through 10; (ii) a sales load of 1.00%; (iii) a 5% annual return; and (iv) all distributions are reinvested at NAV:

1 Year	3 Years	5 Years	10 Years
$43	$109	$179	$362

The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Trust’s Common Shares. For more complete descriptions of certain of the Trust’s costs and expenses, see “Management of the Trust.” In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Trust’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distributions” and “Dividend Reinvestment Plan.” The example does not include estimated offering costs, which would cause the expenses shown in the example to increase.

The example should not be considered a representation of past or future expenses, and the Trust’s actual expenses may be greater or less than those shown. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(1)	Represents the estimated commission with respect to the Trust’s Common Shares being sold in this Offering. There is no guarantee that there will be any sales of the Trust’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Trust’s Common Shares at the time of any such sale.
(2)	Eaton Vance will pay the expenses of the Offering (other than the applicable commissions); therefore, Offering expenses are not included in the Summary of Trust Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (including this Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

(3)	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
(4)	Stated as percentage of average net assets attributable to Common Shares for the six months ended April 30, 2019.
(5)	The advisory fee paid by the Trust to the Adviser is based on the average weekly gross assets of the Trust, including all assets attributable to any form of investment leverage that the Trust may utilize. Accordingly, if the Trust were to increase investment leverage in the future, the advisory fee will increase as a percentage of net assets.
(6)	As of April 30, 2019 the outstanding borrowings and APS represented approximately 34.7% leverage.
(7)	Stated as a percentage of average net assets as of the Trust’s most recent fiscal year-end October 31, 2018.

2. The following replaces “Summary of Trust Expenses” in the Trust’s Prospectus:

Summary of Trust Expenses

The purpose of the table below is to help you understand all fees and expenses that you, as a holder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table reflects the issuance of preferred shares in an amount equal to 8.9% of the Trust’s total assets and borrowings in an amount equal 25.8% of the Trust’s total assets (including the proceeds of all such leverage) and shows Trust expenses as a percentage of net assets attributable to Common Shares for the six months ended April 30, 2019.

Common Shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	--%(1)
Offering expenses (as a percentage of offering price)	None(2)
Dividend reinvestment plan fees	$5.00(3)

Annual expenses	Percentage of net assets attributable to Common Shares(4)
Investment advisory fee	1.16%(5)
Interest payments on borrowed funds	1.42%(6)
Other expenses	0.14%
Acquired Fund Fees and Expenses	0.04%(7)
Total annual Trust operating expenses	2.76%
Dividends on preferred shares	0.50%(6)
Total annual Trust operating expenses and dividends on preferred shares	3.26%

EXAMPLE

The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses of 3.26% of net assets attributable to Common Shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:

1 Year	3 Years	5 Years	10 Years
$33	$100	$170	$356

The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Trust’s Common Shares. For more complete descriptions of certain of the Trust’s costs and expenses, see “Management of the Trust.” In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Trust’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distributions” and “Dividend Reinvestment Plan.” The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.

The example should not be considered a representation of past or future expenses, and the Trust’s actual expenses may be greater or less than those shown. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(1)	If Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
(2)	The Adviser will pay the expenses of the Offering (other than the applicable commissions); therefore, Offering expenses are not included in the Summary of Trust Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (including this Prospectus and the Statement of Additional Information), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus, the Statement of Additional Information and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

(3)	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
(4)	Stated as a percentage of average net assets attributed to Common Shares for the six months ended April 30, 2019.
(5)	The advisory fee paid by the Trust to the Adviser is based on the average daily gross assets of the Trust, including all assets attributable to any form of investment leverage that the Trust may utilize. Accordingly, if the Trust were to increase investment leverage in the future, the advisory fee will increase as a percentage of net assets.
(6)	As of April 30, 2019, the outstanding borrowings and APS represented approximately 34.7% leverage.
(7)	Stated as a percentage of average net assets as of the Trust’s most recent fiscal year-end October 31, 2018.

October 3, 2019